GCAT 2023-NQM1 Trust ABS-15G

Exhibit 99.51

Marketing ID	Investor Loan ID	Seller Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
687995491274			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation		No	Yes	No	No	false	No	No	No	No	No	11995	4.718	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes		Yes	Employed		No		No	N/A
771629011413			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation	Pass	Yes	No	No	No	false	No	No	No	No	No	14218.2	4.573	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A		N/A	Employed	Employed	No	No	No	N/A
529867953782			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation	Not Tested	No	No	No	No	false	No	No	No	No	No	11301.16	2.751	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	N/A	N/A		N/A	Employed		No		No	N/A